Note 34 - Insurance	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of insurance contracts [text block]
34.	INSURANCE

The Company has a program of risk management requiring it to obtain insurance coverage compatible with its size and operations. Coverage was contracted at amounts considered sufficient by management to cover possible losses, considering the nature of the Company’s activities, the risks involved in its operations and the guidance of its insurance advisors.